Basis of preparation of financial statements (Policies)	12 Months Ended
Mar. 31, 2020
Basis of preparation of financial statements [Abstract]
Statement of compliance
a.
Statement of compliance

These consolidated financial statements as at and for the year ended March 31, 2020 comply in all material aspects with the International Financial Reporting Standards and its interpretations (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements have been prepared by the Company as a going concern on the basis of relevant IFRS that are effective or elected for early adoption at the Company’s annual reporting date, March 31, 2020. These consolidated financial statements were authorized for issuance by the Company’s Board of Directors on June
14
, 2020.

Basis of measurement
b.
Basis of measurement

These consolidated financial statements have been prepared on the historical cost convention and on an accrual basis, except for the following material items in the statement of financial position:

•	derivative financial instruments are measured at fair value;
•	financial assets are measured either at fair value or at amortized cost, depending on the classification;
•
employee defined benefit assets/(liabilities) are recognized as the net total of the fair value of plan assets, adjusted for actuarial gains/(losses) and the present value of the defined benefit obligation;

•	long-term borrowings are measured at amortized cost using the effective interest rate method;
•	share-based payments are measured at fair value;
•	investments in joint ventures are accounted for using the equity method; and
•
right-of-use the assets are recognized at the present value of lease payments that are not paid at that date. This amount is adjusted for any lease payments made at or before the commencement date, lease incentives received and initial direct costs, incurred, if any.

Functional and presentation currency
c.
Functional and presentation currency

These consolidated financial statements are presented in Indian rupees, which is the functional currency of the parent company. All financial information presented in Indian rupees has been rounded to the nearest million.

In respect of certain non-Indian subsidiaries that operate as marketing arms of the parent company in their respective countries/regions, the functional currency has been determined to be the functional currency of the parent company (i.e., the Indian rupee). The operations of these entities are largely restricted to importing of finished goods from the parent company in India, sales of these products in the foreign country and making of import payments to the parent company. The cash flows realized from sales of goods are available for making import payments to the parent company and cash is paid to the parent company on a regular basis. The costs incurred by these entities are primarily the cost of goods imported from the parent company. The financing of these subsidiaries is done directly or indirectly by the parent company.

In respect of subsidiaries whose operations are self-contained and integrated within their respective countries/regions, the functional currency has been generally determined to be the local currency of those countries/regions, unless use of a different currency is considered appropriate.

Convenience translation (unaudited)
d.
Convenience translation (unaudited)

These consolidated financial statements have been prepared in Indian rupees. Solely for the convenience of the reader, these consolidated financial statements as of and for the year ended March 31, 2020 have been translated into U.S. dollars at the certified foreign exchange rate of U.S.$1.00 = Rs.75.39, as published by the Federal Reserve Board of Governors on March 31, 2020. No representation is made that the Indian rupee amounts have been, could have been or could be converted into U.S. dollars at such a rate or any other rate. Such convenience translation is not subject to audit by the Company’s Independent Registered Public Accounting Firm.

Use of estimates and judgments
e.
Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. In particular, information about significant areas of estimation uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the financial statements is included in the following notes:

•	Note 2(c) — Assessment of functional currency;
•	Notes 3(a) and 14 — Evaluation of joint arrangements;
•	Notes 3(c), 30 and 31 — Financial instruments;
•	Notes 3(d) — Business combinations;
•	Notes 3(e) and (f) — Useful lives of property, plant and equipment and intangible assets;
•	Notes 3(g) – determination of cost for right-of-use assets and lease term;
•	Notes 3(h) and 9— Valuation of inventories;
•	Notes 3(i), 11, 12 and 13— Measurement of recoverable amounts of cash-generating units;
•	Notes 3 (j) and 27 — Assets and obligations relating to employee benefits;
•	Notes 3 (j) and 28— Share-based payments;
•	Note 3(k) — Provisions and other accruals;
•	Note 3(l) — Measurement of transaction price in a revenue transaction (Sales returns, rebates and chargeback provisions);
•	Note 3(o) — Evaluation of recoverability of deferred tax assets, and estimation of income tax payable and income tax expense in relation to uncertain tax position; and
•	Note 32 — Contingencies

Current and non-current classification
f.
Current and non-current classification

All assets and liabilities have been classified as current or non-current as per the Company’s normal operating cycle and other criteria set out in IAS 1,
“Presentation of financial statements”
.

Assets:

An asset is classified as current when it satisfies any of the following criteria:

a)	it is expected to be realized in, or is intended for sale or consumption in, the Company’s normal operating cycle;
b)	it is held primarily for the purpose of being traded;
c)	it is expected to be realized within twelve months after the reporting date; or
d)	it is cash or a cash equivalent unless it is restricted from being exchanged or used to settle a liability for at least twelve months after the reporting date.

Liabilities:

A liability is classified as current when it satisfies any of the following criteria:

a)	it is expected to be settled in the Company’s normal operating cycle;
b)	it is held primarily for the purpose of being traded;
c)	it is due to be settled within twelve months after the reporting date; or
d)	the Company does not have an unconditional right to defer settlement of the liability for at least twelve months after the reporting date. Terms of a liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.

Current assets and liabilities include the current portion of non-current assets and liabilities respectively. All other assets and liabilities are classified as non-current. Deferred tax assets and liabilities are always disclosed as non-current.

Prior period	g. Prior period Prior period amounts have been reclassified to conform to the current year classification.